INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials and components	$ 1,859	$ 1,881
Work-in-progress	1,151	1,306
Finished products	10,925	10,753
Inventory, Total	$ 13,935	$ 13,940